PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from governmental authorities	$ 119	$ 45
Prepaid expenses	38	204
Total prepaid expenses and other current assets	$ 157	$ 249